UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®

Investment portfolio

September 30, 2017

unaudited

Bonds, notes & other debt instruments 90.71% Euros 12.95%	Principal?amount (000)	Value (000)
Allianz SE, 5.625% 2042	€4,500	$6,467
Allianz SE, 4.75% 2049	16,600	22,853
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	17,600	21,797
Belgium (Kingdom of), Series 79, 0.20% 2023	15,500	18,502
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
Belgium (Kingdom of), Series 77, 1.00% 2026	70,100	86,018
BT Group PLC 1.125% 2023	7,800	9,437
CaixaBank, SA 5.00% 2023	19,100	23,668
Croatia (Republic of) 3.00% 2025	16,250	20,686
Croatia (Republic of) 3.00% 2027	15,950	19,814
Deutsche Telekom International Finance BV 0.875% 2024	2,300	2,749
France Télécom 5.625% 2018	1,500	1,840
French Republic O.A.T. 1.00% 2019	14,750	17,893
French Republic O.A.T. 0% 2021	25,250	30,225
French Republic O.A.T. 1.75% 2024	47,285	61,752
French Republic O.A.T. 0.50% 2026	15,100	17,736
French Republic O.A.T. 1.85% 20271	37,251	55,331
French Republic O.A.T. 3.25% 2045	4,825	7,601
Germany (Federal Republic of) 2.00% 2022	15,500	20,226
Germany (Federal Republic of) 0.10% 20231	6,441	8,226
Germany (Federal Republic of) 0.10% 20261	78,163	101,640
Germany (Federal Republic of) 0.50% 2026	75,370	91,167
Germany (Federal Republic of) 0.25% 2027	2,600	3,033
Germany (Federal Republic of) 2.50% 2046	97,475	150,136
Greece (Hellenic Republic of) 3.00% 20232	700	777
Greece (Hellenic Republic of) 3.00% 20242	700	762
Greece (Hellenic Republic of) 3.00% 20252	700	750
Greece (Hellenic Republic of) 3.00% 20262	700	738
Greece (Hellenic Republic of) 3.00% 20272	700	722
Greece (Hellenic Republic of) 3.00% 20282	700	696
Greece (Hellenic Republic of) 3.00% 20292	700	674
Greece (Hellenic Republic of) 3.00% 20302	700	660
Greece (Hellenic Republic of) 3.00% 20312	700	647
Greece (Hellenic Republic of) 3.00% 20322	700	639
Greece (Hellenic Republic of) 3.00% 20332	700	629
Greece (Hellenic Republic of) 3.00% 20342	700	619
Greece (Hellenic Republic of) 3.00% 20352	700	610
Greece (Hellenic Republic of) 3.00% 20362	700	601
Greece (Hellenic Republic of) 3.00% 20372	700	595
Greece (Hellenic Republic of) 3.00% 20382	700	590
Greece (Hellenic Republic of) 3.00% 20392	700	589
Greece (Hellenic Republic of) 3.00% 20402	700	587
Greece (Hellenic Republic of) 3.00% 20412	700	588
Greece (Hellenic Republic of) 3.00% 20422	700	587
HSBC Holdings PLC 3.375% 2024	6,850	8,434
Imperial Tobacco Finance PLC 5.00% 2019	12,425	16,258
Indonesia (Republic of) 3.375% 2025	1,400	1,829

Capital World Bond Fund — Page 1 of 31

unaudited

Bonds, notes & other debt instruments Euros (continued)	Principal?amount (000)	Value (000)
Intesa Sanpaolo SpA 6.625% 2023	€15,870	$23,313
Ireland (Republic of) 3.90% 2023	2,700	3,863
Ireland (Republic of) 3.40% 2024	24,120	34,257
Ireland (Republic of) 5.40% 2025	17,640	28,309
Ireland (Republic of) 1.00% 2026	10,000	12,084
Ireland (Republic of) 2.40% 2030	5,005	6,747
Ireland (Republic of) 2.00% 2045	8,700	10,569
Italy (Republic of) 3.75% 2021	4,000	5,303
Italy (Republic of) 1.35% 2022	5,250	6,379
Italy (Republic of) 1.45% 2022	52,700	64,117
Italy (Republic of) 0.95% 2023	7,450	8,777
Italy (Republic of) 4.75% 2023	13,200	18,813
Italy (Republic of) 4.50% 2024	16,350	23,038
Italy (Republic of) 1.50% 2025	1,900	2,212
Lloyds Banking Group PLC 6.50% 2020	4,850	6,609
Merrill Lynch & Co., Inc. 4.625% 20183	15,161	18,720
NN Group NV, 4.50% 2049	23,420	30,345
Portuguese Republic 2.875% 2025	44,800	56,441
Portuguese Republic 2.875% 2026	74,000	92,479
Portuguese Republic 4.125% 2027	130,725	177,299
Spain (Kingdom of) 1.80% 20241	2,026	2,742
Spain (Kingdom of) 3.80% 2024	22,640	31,911
Spain (Kingdom of) 2.15% 2025	3,500	4,438
Spain (Kingdom of) 1.30% 2026	33,800	39,666
Spain (Kingdom of) 1.50% 2027	2,000	2,364
Spain (Kingdom of) 5.15% 2028	14,290	22,702
Svenska Handelsbanken AB 2.656% 2024	9,650	11,767
Vale SA 3.75% 2023	3,950	5,167
Veolia Environnement 4.247% 2021	450	604
		1,589,422
Japanese yen 9.04%
Japan, Series 161, 0.60% 2037	¥3,310,000	29,596
Japan, Series 113, 0.30% 2018	2,645,000	23,581
Japan, Series 326, 0.70% 2022	7,940,000	73,412
Japan, Series 17, 0.10% 20231	2,871,740	26,363
Japan, Series 18, 0.10% 20241	21,197,280	195,066
Japan, Series 19, 0.10% 20241	11,758,230	108,570
Japan, Series 337, 0.30% 2024	5,855,000	53,281
Japan, Series 336, 0.50% 2024	4,315,000	39,824
Japan, Series 20, 0.10% 20251	3,618,615	33,429
Japan, Series 340, 0.40% 2025	10,155,000	93,194
Japan, Series 21, 0.10% 20261	4,036,170	37,358
Japan, Series 344, 0.10% 2026	3,760,000	33,617
Japan, Series 346, 0.10% 2027	2,200,000	19,646
Japan, Series 116, 2.20% 2030	2,995,000	33,229
Japan, Series 145, 1.70% 2033	9,600,000	102,867
Japan, Series 150, 1.40% 2034	4,370,000	45,028
Japan, Series 42, 1.70% 2044	8,110,000	87,836
Japan, Series 53, 0.60% 2046	8,870,000	73,906
		1,109,803

Capital World Bond Fund — Page 2 of 31

unaudited

Bonds, notes & other debt instruments Polish zloty 3.33%	Principal?amount (000)	Value (000)
Poland (Republic of), Series 0727, 2.50% 2027	PLN22,300	$5,676
Poland (Republic of), Series 0420, 1.50% 2020	316,650	85,762
Poland (Republic of), Series 1020, 5.25% 2020	333,450	99,706
Poland (Republic of), Series 1021, 5.75% 2021	253,770	78,343
Poland (Republic of), Series 0922, 5.75% 2022	212,555	66,463
Poland (Republic of), Series 1023, 4.00% 2023	134,230	38,983
Poland (Republic of), Series 0725, 3.25% 2025	121,500	33,515
		408,448
Mexican pesos 3.00%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	773
Petróleos Mexicanos 7.19% 2024	133,000	6,694
Petróleos Mexicanos 7.47% 2026	18,000	906
Red de Carreteras de Occidente 9.00% 20284	36,950	1,968
United Mexican States 4.00% 20191	349,349	19,490
United Mexican States 4.00% 20401	295,782	17,394
United Mexican States 4.00% 20461	72,199	4,287
United Mexican States, Series M, 6.50% 2021	1,953,000	106,690
United Mexican States, Series M, 6.50% 2022	40,000	2,180
United Mexican States, Series M20, 10.00% 2024	1,211,000	78,808
United Mexican States, Series M, 5.75% 2026	2,096,000	107,439
United Mexican States, Series M30, 10.00% 2036	220,000	15,611
United Mexican States, Series M, 7.75% 2042	102,500	5,969
		368,209
Indian rupees 2.30%
HDFC Bank Ltd. 7.95% 2026	INR200,000	3,149
India (Republic of) 7.80% 2021	4,177,400	66,470
India (Republic of) 7.68% 2023	1,074,900	17,231
India (Republic of) 8.83% 2023	4,874,600	82,023
India (Republic of) 6.97% 2026	3,780,000	58,673
India (Republic of) 7.59% 2029	450,000	7,198
India (Republic of) 7.61% 2030	1,074,430	17,265
India (Republic of) 7.88% 2030	326,230	5,313
India (Republic of) 7.73% 2034	490,000	7,916
National Highways Authority of India 7.17% 2021	920,000	14,159
National Highways Authority of India 7.27% 2022	210,000	3,241
		282,638
British pounds 2.16%
AXA SA, junior subordinated 5.453% 2049	£5,820	8,799
Barclays Bank PLC 10.00% 2021	200	339
Electricité de France SA 6.00% 2114	700	1,332
FRANCE TELECOM SA 8.1% 11-20-28	1,700	3,482
Lloyds Banking Group PLC 7.625% 2025	1,650	2,960
National Grid Transco PLC 4.00% 2027	2,475	3,852
Nestlé Finance International Ltd. 2.25% 2023	400	564
United Kingdom 1.25% 2018	16,750	22,601
United Kingdom 3.75% 2020	13,500	19,794
United Kingdom 1.75% 2022	19,400	27,222
United Kingdom 2.25% 2023	10,900	15,740
United Kingdom 4.25% 2027	27,350	46,697
United Kingdom 3.25% 2044	35,150	59,678
United Kingdom 3.50% 2045	25,500	45,396

Capital World Bond Fund — Page 3 of 31

unaudited

Bonds, notes & other debt instruments British pounds (continued)	Principal?amount (000)	Value (000)
United Kingdom 2.50% 2065	£2,400	$4,015
Wal-Mart Stores, Inc. 5.625% 20343	1,000	1,903
		264,374
Malaysian ringgits 1.94%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR27,055	6,436
Malaysia (Federation of), Series 0203, 4.24% 2018	3,299	785
Malaysia (Federation of), Series 0515, 3.759% 2019	75,050	17,936
Malaysia (Federation of), Series 0315, 3.659% 2020	186,861	44,585
Malaysia (Federation of), Series 0314, 4.048% 2021	36,250	8,735
Malaysia (Federation of), Series 0215, 3.795% 2022	31,875	7,592
Malaysia (Federation of), Series 0117, 3.882% 2022	75,674	18,138
Malaysia (Federation of), Series 0116, 3.80% 2023	155,126	36,816
Malaysia (Federation of), Series 0115, 3.955% 2025	117,450	27,788
Malaysia (Federation of), Series 0415, 3.99% 2025	11,500	2,684
Malaysia (Federation of), Series 0316, 3.90% 2026	60,000	14,139
Malaysia (Federation of), Series 0310, 4.498% 2030	194,100	46,691
Malaysia (Federation of), Series 0415, 4.254% 2035	5,900	1,366
Malaysia (Federation of), Series 0615, 4.786% 2035	18,000	4,342
		238,033
Brazilian reais 1.90%
Brazil (Federative Republic of) 0% 2018	BRL508,000	155,070
Brazil (Federative Republic of) 0% 2019	25,500	7,388
Brazil (Federative Republic of) 0% 2020	95,000	25,236
Brazil (Federative Republic of) 0% 2020	40,000	10,134
Brazil (Federative Republic of) 0% 2021	55,000	12,635
Brazil (Federative Republic of) 10.00% 2021	18,000	5,896
Brazil (Federative Republic of) 10.00% 2023	12,000	3,910
Brazil (Federative Republic of) 6.00% 20241	9,155	3,088
Brazil (Federative Republic of) 10.00% 2027	32,000	10,320
		233,677
Norwegian kroner 1.77%
Norway (Kingdom of) 3.75% 2021	NKr1,235,150	170,898
Norway (Kingdom of) 2.00% 2023	109,100	14,325
Norway (Kingdom of) 3.00% 2024	226,600	31,483
		216,706
Australian dollars 1.72%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$119,900	105,607
Australia (Commonwealth of), Series 128, 5.75% 2022	64,200	58,042
Australia (Commonwealth of), Series 133, 5.50% 2023	24,400	22,147
Australia (Commonwealth of), Series 138, 3.25% 2029	30,500	24,672
		210,468
Danish kroner 0.93%
Nykredit Realkredit AS, Series 01E, 2.00% 20374	DKr326,397	53,716
Nykredit Realkredit AS, Series 01E, 2.50% 20474	80,178	13,212
Realkredit Danmark AS, Series 22S, 2.00% 20374	284,184	46,828
		113,756

Capital World Bond Fund — Page 4 of 31

unaudited

Bonds, notes & other debt instruments Chilean pesos 0.78%	Principal?amount (000)	Value (000)
Chile (Banco Central de) 4.50% 2021	CLP55,665,000	$89,355
Chile (Republic of) 4.50% 2021	4,025,000	6,462
		95,817
Canadian dollars 0.70%
Canada 0.75% 2021	C$26,900	20,934
Canada 2.25% 2025	76,300	62,165
Canada 3.50% 2045	3,200	3,075
		86,174
Turkish lira 0.63%
Turkey (Republic of) 10.50% 2020	TRY49,450	13,675
Turkey (Republic of) 9.20% 2021	71,975	19,105
Turkey (Republic of) 8.50% 2022	23,475	6,032
Turkey (Republic of) 11.00% 2022	116,600	32,987
Turkey (Republic of) 2.80% 20231	4,030	1,131
Turkey (Republic of) 2.467% 20241	14,612	4,811
		77,741
Thai baht 0.61%
Thailand (Kingdom of) 1.875% 2022	THB1,342,400	40,518
Thailand (Kingdom of) 3.85% 2025	359,500	12,111
Thailand (Kingdom of) 2.125% 2026	754,925	22,320
		74,949
Israeli shekels 0.53%
Israel (State of) 2.00% 2027	ILS35,500	10,250
Israel (State of) 5.50% 2042	133,025	54,827
		65,077
South African rand 0.48%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR92,650	6,691
South Africa (Republic of), Series R-2023, 7.75% 2023	95,240	6,994
South Africa (Republic of), Series R-186, 10.50% 2026	15,300	1,269
South Africa (Republic of), Series R-214, 6.50% 2041	755,600	39,614
South Africa (Republic of), Series R-2048, 8.75% 2048	61,700	4,127
		58,695
Colombian pesos 0.32%
Colombia (Republic of), Series B, 10.00% 2024	COP14,407,000	5,903
Colombia (Republic of), Series B, 7.50% 2026	75,610,000	27,511
Colombia (Republic of), Series B, 6.00% 2028	16,300,000	5,322
		38,736
Uruguayan pesos 0.28%
Uruguay (Oriental Republic of) 9.875% 2022	UYU296,535	11,091
Uruguay (Oriental Republic of) 8.50% 2028	637,921	22,591
		33,682
Argentine pesos 0.19%
Argentine Republic 2.50% 20211	ARS385,098	20,138
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 22.548% 20225	35,925	2,044
Argentine Republic 16.00% 2023	12,000	732
		22,914

Capital World Bond Fund — Page 5 of 31

unaudited

Bonds, notes & other debt instruments Peruvian nuevos soles 0.15%	Principal?amount (000)	Value (000)
Peru (Republic of) 6.35% 2028	PEN20,275	$6,733
Peru (Republic of) 6.15% 2032	25,465	8,254
Peru (Republic of) 6.90% 2037	10,000	3,444
		18,431
Hungarian forints 0.12%
Hungary, Series A, 6.50% 2019	HUF2,000,000	8,428
Hungary, Series A, 7.00% 2022	1,182,000	5,687
		14,115
New Zealand dollars 0.08%
New Zealand 4.50% 2027	NZ$11,950	9,725
Zambian kwacha 0.04%
Zambia (Republic of) 11.00% 2021	ZMW1,960	171
Zambia (Republic of) 12.00% 2023	650	55
Zambia (Republic of) 13.00% 2026	35,600	3,035
Zambia (Republic of) 14.00% 2032	20,500	1,708
Zambia (Republic of) 14.00% 2032	5,700	474
		5,443
Ghana cedi 0.04%
Ghana (Republic of) 24.75% 2021	GHS14,085	3,844
Ghana (Republic of) 19.00% 2026	6,395	1,531
		5,375
Russian rubles 0.04%
Russian Federation 6.80% 2019	RUB87,575	1,502
Russian Federation 8.15% 2027	133,900	2,438
Russian Federation 8.50% 2031	50,575	949
		4,889
Indonesian rupiah 0.03%
Indonesia (Republic of), Series 68, 8.375% 2034	IDR43,665,000	3,577
Nigerian naira 0.02%
Nigeria (Republic of) 12.40% 2036	NGN1,333,265	2,974
Sri Lankan rupees 0.00%
Sri Lanka (Democratic Socialist Republic of), Series A, 11.50% 2021	LKR50,000	345
U.S. dollars 44.63%
3M Co. 2.25% 2023	$2,870	2,870
ABB Finance (USA) Inc. 2.875% 2022	2,000	2,040
Abbott Laboratories 2.35% 2019	2,400	2,420
Abbott Laboratories 2.90% 2021	5,825	5,930
Abbott Laboratories 3.40% 2023	7,475	7,705
Abbott Laboratories 3.75% 2026	12,065	12,398
Abbott Laboratories 4.90% 2046	2,000	2,242
AbbVie Inc. 1.80% 2018	2,700	2,704
AbbVie Inc. 2.50% 2020	4,425	4,480

Capital World Bond Fund — Page 6 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
AbbVie Inc. 2.90% 2022	$9,060	$9,197
AbbVie Inc. 3.20% 2022	1,335	1,370
AbbVie Inc. 3.60% 2025	7,435	7,718
AbbVie Inc. 3.20% 2026	9,138	9,170
AbbVie Inc. 4.50% 2035	1,860	2,007
AbbVie Inc. 4.45% 2046	4,795	5,065
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20213	2,000	2,222
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	20,735	21,073
ACE INA Holdings Inc. 2.30% 2020	4,555	4,589
ACE INA Holdings Inc. 2.875% 2022	4,860	4,952
ACE INA Holdings Inc. 3.35% 2026	3,960	4,063
ACE INA Holdings Inc. 4.35% 2045	3,040	3,347
AEP Transmission Company LLC 3.10% 20263	895	899
AEP Transmission Company LLC 3.75% 20473	3,185	3,181
AES Corp. 5.50% 2025	1,875	1,980
AES Corp. 6.00% 2026	1,475	1,593
Aetna Inc. 1.70% 2018	1,495	1,496
Aleris International, Inc. 7.875% 2020	575	578
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	798
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,405
Alexandria Real Estate Equities, Inc. 3.95% 2028	550	561
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	316
Allergan PLC 2.35% 2018	12,750	12,788
Allergan PLC 3.00% 2020	14,460	14,769
Allergan PLC 3.45% 2022	9,170	9,526
Allergan PLC 3.80% 2025	3,800	3,951
Allison Transmission Holdings, Inc. 5.00% 20243	1,350	1,404
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.567% 20254,5,6	1,000	1,022
Altria Group, Inc. 2.625% 2020	13,200	13,406
Altria Group, Inc. 2.625% 2026	2,500	2,409
Altria Group, Inc. 4.50% 2043	4,250	4,561
Amazon.com, Inc. 3.15% 20273	170	171
Amazon.com, Inc. 3.875% 20373	250	253
Amazon.com, Inc. 4.05% 20473	320	325
American Axle & Manufacturing Holdings, Inc. 6.50% 20273	1,350	1,365
American Campus Communities, Inc. 3.35% 2020	2,000	2,048
American Campus Communities, Inc. 3.75% 2023	3,090	3,183
American Campus Communities, Inc. 4.125% 2024	1,945	2,039
American Electric Power Co., Inc. 1.65% 2017	2,960	2,960
American Electric Power Co., Inc. 2.75% 2026	2,500	2,421
American Electric Power Co., Inc. 4.45% 2045	1,410	1,535
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.735% 20214,5,6,7	2,882	214
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.485% 20204,5,6,7	3,849	2,870
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 7.811% 20193,5	450	419
American Energy (Permian Basin) 7.125% 20203	4,285	3,707
American Energy (Permian Basin) 7.375% 20213	1,145	993
American Honda Finance Corp. 1.65% 2021	1,420	1,390
Anadarko Petroleum Corp. 4.85% 2021	265	281
Anadarko Petroleum Corp. 5.55% 2026	6,985	7,801
Anadarko Petroleum Corp. 6.60% 2046	3,280	4,073
Anglo American Capital PLC 4.00% 20273	1,470	1,455
Anheuser-Busch InBev NV 2.65% 2021	7,000	7,117
Anheuser-Busch InBev NV 3.65% 2026	5,000	5,180
Anheuser-Busch InBev NV 4.95% 2042	450	511
Anheuser-Busch InBev NV 4.90% 2046	3,330	3,805

Capital World Bond Fund — Page 7 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Apple Inc. 2.30% 2022	$3,000	$3,013
Apple Inc. 2.50% 2022	4,860	4,926
Apple Inc. 2.90% 2027	8,500	8,436
Apple Inc. 3.20% 2027	1,500	1,528
Apple Inc. 3.35% 2027	4,340	4,472
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 20254,5,6	250	257
APT Pipelines Ltd. 4.20% 20253	1,090	1,134
ArcelorMittal 7.25% 2041	2,345	2,788
Argentine Republic 6.875% 2021	13,515	14,743
Argentine Republic 7.50% 2026	16,515	18,579
Argentine Republic 7.125% 2036	685	720
Argentine Republic 7.625% 2046	10,375	11,542
Armenia (Republic of) 7.15% 20253	1,060	1,190
Associated Materials, LLC 9.00% 20243	3,825	4,164
AT&T Inc. 3.00% 2022	900	910
AT&T Inc. 3.90% 2027	8,100	8,126
AT&T Inc. 4.25% 2027	6,300	6,485
AT&T Inc. 8.25% 2031	764	1,078
AT&T Inc. 4.90% 2037	2,250	2,284
AT&T Inc. 4.50% 2048	9,029	8,353
AT&T Inc. 5.15% 2050	3,355	3,394
AT&T Inc. 5.30% 2058	2,285	2,312
Autoridad del Canal de Panama 4.95% 20353,4	3,200	3,564
Avis Budget Group, Inc. 5.50% 2023	1,040	1,067
AXA SA 8.60% 2030	18,550	26,619
Ball Corp. 4.375% 2020	950	1,001
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.509% 20514,5	481	484
Banco Nacional de Comercio Exterior SNC 3.80% 20263	10,420	10,459
Bank of America Corp. 2.625% 2020	6,875	6,952
Bank of America Corp. 2.625% 2021	1,200	1,210
Bank of America Corp. 2.816% 2023	2,880	2,883
Bank of America Corp. 3.875% 2025	11,045	11,577
Bank of America Corp. 3.593% 2028	9,458	9,545
Bank of America Corp. 3.824% 2028	1,529	1,571
Baxalta Inc. 4.00% 2025	1,920	2,017
Bayerische Motoren Werke AG 2.15% 20203	2,000	2,011
Bayerische Motoren Werke AG 2.00% 20213	2,000	1,986
Bayerische Motoren Werke AG 2.25% 20233	1,000	976
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20504,5	2,375	2,379
Becton, Dickinson and Co. 2.675% 2019	1,568	1,587
Becton, Dickinson and Co. 2.894% 2022	3,630	3,642
Becton, Dickinson and Co. 3.734% 2024	5,427	5,550
Becton, Dickinson and Co. 3.70% 2027	5,905	5,963
Belarus (Republic of) 6.875% 20233	1,290	1,390
Berkshire Hathaway Inc. 2.20% 2021	6,800	6,848
Berkshire Hathaway Inc. 4.50% 2043	2,900	3,247
Blackstone CQP Holdco LP, 6.50% 20213,8	11,400	11,571
BMC Software, Inc. 8.125% 20213	1,975	2,032
Boardwalk Pipeline Partners 3.375% 2023	1,500	1,498
Boardwalk Pipelines, LP 4.95% 2024	2,100	2,238
Bohai Financial Investment Holding Co., Ltd. 5.50% 20243	1,225	1,289
Boston Scientific Corp. 2.85% 2020	5,000	5,086
Boston Scientific Corp. 3.375% 2022	5,000	5,134
BPCE SA group 2.75% 2021	4,000	4,046
BPCE SA group 5.70% 20233	17,596	19,614

Capital World Bond Fund — Page 8 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
BPCE SA group 5.15% 20243	$5,000	$5,396
BPCE SA group 4.50% 20253	6,325	6,573
Brandywine Operating Partnership, LP 3.95% 2023	60	61
British American Tobacco International Finance PLC 2.75% 20203	2,350	2,389
British American Tobacco PLC 2.764% 20223	3,110	3,130
British American Tobacco PLC 3.557% 20273	6,355	6,387
British American Tobacco PLC 4.54% 20473	3,660	3,779
Broadcom Ltd. 3.00% 20223	15,000	15,275
Broadcom Ltd. 3.625% 20243	8,000	8,227
Broadcom Ltd. 3.875% 20273	25,000	25,786
Buenos Aires (City of) 8.95% 20214	2,580	2,884
Cablevision Systems Corp. 6.75% 2021	3,700	4,098
Calpine Corp. 5.375% 2023	800	782
Calpine Corp. 5.25% 20263	2,080	2,080
Canadian National Railway Co. 3.20% 2046	790	724
Canadian Natural Resources Ltd. 2.95% 2023	10,835	10,781
Canadian Natural Resources Ltd. 3.80% 2024	425	438
Canadian Natural Resources Ltd. 3.85% 2027	4,485	4,539
Canadian Natural Resources Ltd. 4.95% 2047	745	784
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,432
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	2,715	2,870
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	4,000	4,281
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	2,450	2,579
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 20283	4,400	4,298
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20283	4,735	4,798
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20473	625	649
Celgene Corp. 3.875% 2025	3,745	3,957
Cenovus Energy Inc. 3.00% 2022	1,312	1,292
Cenovus Energy Inc. 3.80% 2023	2,880	2,897
Cenovus Energy Inc. 4.25% 20273	7,560	7,507
Cenovus Energy Inc. 5.25% 20373	2,178	2,167
Cenovus Energy Inc. 5.40% 20473	1,513	1,522
Centene Corp. 4.75% 2022	5,505	5,773
Centene Corp. 4.75% 2025	300	312
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20234	1,642	1,706
Centerpoint Energy, Inc., 2.50% 2022	2,970	2,970
CenturyLink, Inc. 6.75% 2023	1,325	1,345
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20203	1,224	1,253
CF Industries, Inc. 4.50% 20263	1,090	1,142
CF Industries, Inc. 4.95% 2043	2,440	2,269
Chemours Co. 6.625% 2023	2,222	2,375
Chemours Co. 7.00% 2025	995	1,107
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.554% 20195	975	973
Chesapeake Energy Corp. 4.875% 2022	3,000	2,805
Chesapeake Energy Corp. 8.00% 20253	1,850	1,873
Chesapeake Energy Corp. 8.00% 20253	550	557
Chesapeake Energy Corp. 8.00% 20273	825	819
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.814% 20214,5,6	1,200	1,294
Chevron Corp. 2.498% 2022	5,490	5,537
Chile (Republic of) 3.86% 2047	2,950	3,015
CIT Group Inc. 3.875% 2019	4,705	4,805
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A1, 1.199% 20474	179	179
Citigroup Inc. 1.70% 2018	1,818	1,818
Citigroup Inc. 2.55% 2019	13,535	13,655
Citigroup Inc. 2.35% 2021	7,000	6,968

Capital World Bond Fund — Page 9 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Citigroup Inc. 3.20% 2026	$4,215	$4,158
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	5,175	5,130
Cliffs Natural Resources Inc. 5.75% 20253	6,675	6,433
CMS Energy Corp. 8.75% 2019	8,834	9,804
CMS Energy Corp. 6.25% 2020	190	207
CMS Energy Corp. 5.05% 2022	913	1,007
CMS Energy Corp. 3.00% 2026	10,000	9,771
CMS Energy Corp. 2.95% 2027	1,434	1,385
CMS Energy Corp. 3.45% 2027	2,869	2,884
CMS Energy Corp. 4.875% 2044	2,150	2,406
Colbun SA 6.00% 20203	5,150	5,596
Colbun SA 4.50% 20243	1,800	1,905
Colombia (Republic of) 4.50% 2026	1,000	1,070
Columbia Pipeline Partners LP 2.45% 2018	2,700	2,710
Columbia Pipeline Partners LP 3.30% 2020	395	404
Comcast Corp. 2.35% 2027	2,610	2,438
Comcast Corp. 3.30% 2027	400	406
Comcast Corp. 6.40% 2038	1,750	2,312
Comcast Corp. 4.75% 2044	6,345	7,106
Comcast Corp. 4.00% 2047	3,785	3,857
Comision Federal de Electricidad 4.875% 20243	3,500	3,771
Comision Federal de Electricidad 4.75% 20273	865	913
Comision Federal de Electricidad 6.125% 20453	3,700	4,098
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 20474	1,533	1,530
Commonwealth Edison Company 2.95% 2027	1,725	1,719
Commonwealth Edison Company 3.75% 2047	2,000	2,011
Communications Sales & Leasing, Inc. 6.00% 20233	2,225	2,136
Communications Sales & Leasing, Inc. 8.25% 2023	1,472	1,306
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.501% 20214,5,6	3,458	2,669
Concordia Healthcare Corp. 9.50% 20223	1,335	240
Concordia Healthcare Corp. 7.00% 20233	3,575	599
ConocoPhillips 4.20% 2021	1,840	1,962
CONSOL Energy Inc. 5.875% 2022	8,100	8,222
Constellation Brands, Inc. 2.70% 2022	250	251
Constellation Brands, Inc. 3.50% 2027	1,030	1,048
Constellation Brands, Inc. 4.50% 2047	225	237
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	39	40
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	110	114
Convey Park Energy LLC 7.50% 20253	750	779
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,4	6,725	6,882
Corporate Office Properties LP 3.60% 2023	250	251
Corporate Office Properties LP 5.25% 2024	325	352
Corporate Office Properties LP 5.00% 2025	120	129
Corporate Risk Holdings LLC 9.50% 20193	4,059	4,323
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)3,9,10	531	568
Costco Wholesale Corp. 2.15% 2021	4,000	4,013
Costco Wholesale Corp. 2.30% 2022	4,000	4,006
Costco Wholesale Corp. 2.75% 2024	2,000	2,006
Costco Wholesale Corp. 3.00% 2027	3,500	3,510
Crédit Agricole SA 4.375% 20253	9,875	10,280
CRH America, Inc. 3.875% 20253	3,000	3,139
CRH America, Inc. 5.125% 20453	3,000	3,443
Croatian Government 6.375% 2021	9,000	9,998
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.49% 20204,5,6	1,910	1,580
CVS Health Corp. 1.90% 2018	1,900	1,905

Capital World Bond Fund — Page 10 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
CVS Health Corp. 2.80% 2020	$1,900	$1,934
DaimlerChrysler North America Holding Corp. 2.375% 20183	2,000	2,011
DaimlerChrysler North America Holding Corp. 2.25% 20203	11,350	11,379
DaimlerChrysler North America Holding Corp. 2.00% 20213	300	296
DaimlerChrysler North America Holding Corp. 3.30% 20253	2,000	2,025
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,760
Danske Bank AS 2.70% 20223	10,000	10,058
DaVita HealthCare Partners Inc. 5.00% 2025	1,610	1,592
DCP Midstream Operating LP 4.95% 2022	2,155	2,247
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,306
DDR Corp. 3.625% 2025	1,770	1,723
DDR Corp. 4.70% 2027	655	676
Deutsche Telekom International Finance BV 1.95% 20213	3,050	2,990
Deutsche Telekom International Finance BV 2.485% 20233	10,225	9,993
Deutsche Telekom International Finance BV 3.60% 20273	6,703	6,792
Developers Diversified Realty Corp. 3.90% 2024	960	966
Devon Energy Corp. 5.85% 2025	2,610	3,013
Devon Energy Corp. 5.00% 2045	4,495	4,752
Diamond Offshore Drilling, Inc. 7.875% 2025	550	584
Diamond Offshore Drilling, Inc. 4.875% 2043	6,160	4,651
Digicel Group Ltd. 8.25% 20203	3,075	3,015
DJO Finance LLC 8.125% 20213	1,220	1,174
Dominican Republic 7.50% 20213,4	10,500	11,708
Dominican Republic 5.50% 20253	6,500	6,890
Dominican Republic 6.875% 2026	3,500	4,000
Dominican Republic 8.625% 20273,4	1,000	1,225
Dominican Republic 7.45% 2044	430	514
Dominican Republic 6.85% 20453	2,555	2,865
Dominican Republic 6.85% 2045	1,570	1,760
Dominion Resources, Inc. 2.579% 2020	6,550	6,600
Dow Chemical Co. 4.125% 2021	4,000	4,241
Dow Chemical Co. 4.625% 2044	4,000	4,278
Duke Energy Corp. 2.40% 2022	296	294
Duke Energy Corp. 2.65% 2026	1,899	1,819
Duke Energy Corp. 3.75% 2046	625	604
EchoStar Corp. 6.625% 2026	1,975	2,118
Ecopetrol SA 5.875% 2023	895	996
Ecopetrol SA 5.875% 2045	2,553	2,505
Edison International 2.40% 2022	250	248
EDP Finance BV 6.00% 20183	4,000	4,057
EDP Finance BV 4.125% 20203	3,000	3,120
EDP Finance BV 5.25% 20213	2,500	2,704
EDP Finance BV 3.625% 20243	3,000	3,034
Egypt (Arab Republic of) 6.125% 20223	750	778
Egypt (Arab Republic of) 5.875% 2025	2,000	2,004
Egypt (Arab Republic of) 7.50% 20273	14,325	15,622
Electricité de France SA 3.625% 20253	1,650	1,697
Electricité de France SA 4.875% 20443	5,767	6,122
Electricité de France SA 4.95% 20453	328	363
Electricité de France SA 5.25% 20493	3,150	3,281
EMD Finance LLC 2.40% 20203	9,685	9,765
EMD Finance LLC 2.95% 20223	4,185	4,257
EMD Finance LLC 3.25% 20253	11,675	11,852
Empresa Nacional de Electricidad SA 4.25% 2024	2,700	2,841
ENA Norte Trust 4.95% 20283,4	5,693	5,949

Capital World Bond Fund — Page 11 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Enbridge Energy Partners, LP 9.875% 2019	$3,250	$3,594
Enbridge Energy Partners, LP 4.375% 2020	2,835	2,981
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,812
Enbridge Energy Partners, LP 5.875% 2025	3,015	3,442
Enbridge Energy Partners, LP 7.375% 2045	3,975	5,135
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	5,453
Enbridge Inc. 4.00% 2023	2,985	3,143
Enbridge Inc. 4.25% 2026	2,790	2,939
Enbridge Inc. 4.50% 2044	1,000	1,009
Enbridge Inc. 5.50% 2046	1,875	2,161
Endo International PLC 5.75% 20223	3,885	3,429
Endo International PLC 6.00% 20253	360	293
Enel Finance International SA 6.00% 20393	4,740	5,859
Enel Società per Azioni 8.75% 20733	10,000	12,137
Energy Transfer Partners, LP 5.875% 2024	2,175	2,346
Energy Transfer Partners, LP 4.00% 2027	2,262	2,257
Energy Transfer Partners, LP 4.20% 2027	21,475	21,776
Energy Transfer Partners, LP 5.50% 2027	1,995	2,110
Energy Transfer Partners, LP 5.30% 2047	550	553
Energy Transfer Partners, LP 5.40% 2047	2,271	2,320
Enersis Américas SA 4.00% 2026	100	102
EnLink Midstream Partners, LP 2.70% 2019	495	497
EnLink Midstream Partners, LP 4.40% 2024	845	874
EnLink Midstream Partners, LP 4.15% 2025	1,135	1,147
EnLink Midstream Partners, LP 4.85% 2026	6,000	6,287
EnLink Midstream Partners, LP 5.05% 2045	1,410	1,363
EnLink Midstream Partners, LP 5.45% 2047	940	973
Ensco PLC 5.20% 2025	670	566
Ensco PLC 5.75% 2044	3,645	2,634
Entergy Corp. 4.00% 2022	3,698	3,917
Entergy Louisiana, LLC 3.30% 2022	668	688
EPR Properties 4.50% 2025	2,110	2,158
EPR Properties 4.75% 2026	1,475	1,527
EQT Corp. 3.90% 2027	4,225	4,233
Essex Portfolio L.P. 3.625% 2022	1,420	1,470
Essex Portfolio L.P. 3.25% 2023	3,370	3,411
Essex Portfolio L.P. 3.875% 2024	3,360	3,497
Euramax International, Inc. 12.00% 20203	1,875	2,048
European Investment Bank 2.25% 2022	14,420	14,531
Eversource Energy 2.75% 2022	1,000	1,012
Eversource Energy 3.20% 2027	20,000	20,144
Exelon Corp. 3.497% 2022	10,000	10,309
Exelon Corp. 3.95% 2025	528	552
Export Credit Bank of Turkey 5.375% 20213	4,660	4,838
Export-Import Bank of India 3.125% 2021	2,950	2,988
Export-Import Bank of India 4.00% 2023	6,950	7,291
Fannie Mae 5.50% 20334	1,252	1,401
Fannie Mae 6.00% 20354	73	82
Fannie Mae 5.50% 20384	1,340	1,499
Fannie Mae 4.00% 20464	5,909	6,225
Fannie Mae 4.00% 20464	1,688	1,779
Fannie Mae 3.50% 20474,11	6,400	6,584
Fannie Mae 4.00% 20474,11	31,100	32,735
Fannie Mae 4.00% 20474,11	13,650	14,346
Fannie Mae 6.50% 20474	72	80

Capital World Bond Fund — Page 12 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Fannie Mae 6.50% 20474	$39	$43
Fannie Mae 6.50% 20474	37	41
Fannie Mae 7.00% 20474	39	44
Fannie Mae 6.50% 20484	36	39
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 20224	3,500	3,481
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 20224	3,215	3,247
Fannie Mae, Series 2001-4, Class GA, 9.286% 20254,5	1	1
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20364	599	514
First Data Corp. 5.375% 20233	1,000	1,049
First Data Corp. 5.00% 20243	900	938
First Quantum Minerals Ltd. 7.00% 20213	4,717	4,876
First Quantum Minerals Ltd. 7.25% 20223	200	207
First Quantum Minerals Ltd. 7.50% 20253	4,400	4,516
FirstEnergy Corp. 3.90% 2027	15,000	15,295
FirstEnergy Corp. 4.85% 2047	2,083	2,193
FirstEnergy Corp., Series B, 4.25% 2023	5,000	5,294
FMG Resources 9.75% 20223	3,130	3,528
Ford Motor Co. 4.346% 2026	2,000	2,082
Ford Motor Credit Co. 2.375% 2019	15,325	15,405
Ford Motor Credit Co. 2.597% 2019	8,485	8,560
France Télécom 9.00% 2031	5,940	9,033
Freddie Mac 6.00% 20384	66	74
Freddie Mac, Series 3213, Class OG, principal only, 0% 20364	1,098	1,009
Freddie Mac, Series 3292, Class BO, principal only, 0% 20374	135	118
Freeport-McMoRan Inc. 3.55% 2022	3,640	3,593
Frontier Communications Corp. 11.00% 2025	5,125	4,382
Gazprom OJSC 5.999% 20213	3,900	4,217
General Motors Co. 6.75% 2046	1,955	2,362
General Motors Financial Co. 3.70% 2020	2,000	2,072
General Motors Financial Co. 4.00% 2026	2,000	2,007
General Motors Financial Co. 6.60% 2036	815	969
Genesis Energy, LP 6.75% 2022	1,475	1,516
Genesis Energy, LP 6.50% 2025	670	666
Georgia Gulf Corp. 4.625% 2021	2,200	2,277
Ghana (Republic of) 8.125% 20264	1,500	1,599
Gogo Inc. 12.50% 20223	5,775	6,598
Goldman Sachs Group, Inc. 2.00% 2019	3,975	3,976
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,393
Goldman Sachs Group, Inc. 2.35% 2021	2,700	2,682
Goldman Sachs Group, Inc. 2.875% 2021	17,279	17,548
Goldman Sachs Group, Inc. 2.905% 2023	8,385	8,398
Goldman Sachs Group, Inc. 2.908% 2023	7,300	7,300
Goldman Sachs Group, Inc. 2.917% 20235	743	771
Goldman Sachs Group, Inc. 3.50% 2025	3,400	3,452
Goldman Sachs Group, Inc. 3.75% 2026	5,958	6,108
Government National Mortgage Assn. 4.00% 20454	13,389	14,180
Government National Mortgage Assn. 4.50% 20454	666	711
Government National Mortgage Assn. 4.50% 20474	23,858	25,525
Great Plains Energy Inc. 3.65% 2025	703	722
Great Plains Energy Inc. 5.30% 2041	695	816
Great Plains Energy Inc. 4.20% 2047	1,350	1,408
Guatemala (Republic of) 4.50% 2026	1,307	1,318
Guatemala (Republic of) 4.375% 2027	1,193	1,184
H.I.G. Capital, L.L.C. 6.75% 20243	293	293
Halliburton Co. 3.80% 2025	6,915	7,130

Capital World Bond Fund — Page 13 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Halliburton Co. 4.85% 2035	$390	$424
Halliburton Co. 5.00% 2045	650	715
Hanesbrands Inc. 4.625% 20243	95	99
Hanesbrands Inc. 4.875% 20263	305	318
Hardwoods Acquisition Inc 7.50% 20213	1,375	1,279
Harris Corp. 1.999% 2018	3,100	3,106
Harris Corp. 2.70% 2020	680	687
HCA Inc. 5.25% 2026	975	1,053
Healthsouth Corp. 5.75% 2025	2,230	2,331
Hertz Global Holdings Inc. 7.625% 20223	2,350	2,429
Holcim Ltd. 6.00% 20193	3,222	3,475
Holcim Ltd. 5.15% 20233	2,500	2,775
Home Depot, Inc. 1.80% 2020	3,260	3,263
Home Depot, Inc. 2.80% 2027	3,820	3,756
Home Depot, Inc. 3.90% 2047	2,000	2,042
Honduras (Republic of) 6.25% 20273	2,775	3,000
Hospitality Properties Trust 6.70% 2018	6,360	6,384
Hospitality Properties Trust 5.00% 2022	250	268
Hospitality Properties Trust 4.50% 2023	690	732
Hospitality Properties Trust 4.50% 2025	935	962
Host Hotels & Resorts LP 4.50% 2026	175	184
HSBC Holdings PLC 4.00% 2022	475	502
HSBC Holdings PLC 4.30% 2026	5,835	6,274
HSBC Holdings PLC 4.041% 2028	20,000	20,902
Hungary 6.25% 2020	11,890	12,982
Hungary 5.375% 2023	2,040	2,304
Hungary 5.375% 2024	27,400	31,386
Huntsman Corp. 5.75% 20253	435	453
Huntsman International LLC 4.875% 2020	1,840	1,957
Hyundai Capital America 2.55% 20203	12,055	12,039
Hyundai Capital America 3.00% 20203	2,000	2,012
Hyundai Capital America 3.25% 20223	2,104	2,102
Iberdrola Finance Ireland 5.00% 20193	5,000	5,263
Icahn Enterprises Finance Corp. 6.25% 2022	850	888
iHeartCommunications, Inc. 9.00% 2019	4,950	3,799
Imperial Tobacco Finance PLC 3.50% 20233	9,050	9,295
Indonesia (Republic of) 4.875% 2021	4,300	4,643
Indonesia (Republic of) 3.75% 2022	21,845	22,709
Indonesia (Republic of) 3.375% 2023	2,600	2,650
Indonesia (Republic of) 4.125% 2025	4,750	4,997
Indonesia (Republic of) 4.75% 2026	21,600	23,605
Indonesia (Republic of) 6.75% 2044	950	1,272
Indonesia (Republic of) 6.75% 20443	925	1,238
Inmarsat PLC 4.875% 20223	3,575	3,664
Inmarsat PLC 6.50% 20243	2,025	2,187
Intesa Sanpaolo SpA 5.017% 20243	16,925	17,225
IPALCO Enterprises, Inc. 3.70% 20243	275	276
Iraq (Republic of) 6.752% 20233	4,800	4,783
iStar Financial Inc. 4.00% 2017	3,300	3,303
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20514	314	314
Jonah Energy LLC 7.25% 20253	625	630
Jordan (Hashemite Kingdom of) 6.125% 20263	325	330
Jordan (Hashemite Kingdom of) 5.75% 20273	6,390	6,282
JPMorgan Chase & Co. 2.40% 2021	2,200	2,208
JPMorgan Chase & Co. 2.55% 2021	24,940	25,196

Capital World Bond Fund — Page 14 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
JPMorgan Chase & Co. 2.70% 2023	$9,525	$9,532
JPMorgan Chase & Co. 3.125% 2025	1,100	1,109
Jupiter Resources Inc. 8.50% 20223	925	668
Kenya (Republic of) 6.875% 2024	1,400	1,435
KfW 2.125% 2022	19,569	19,624
Kimco Realty Corp. 6.875% 2019	6,875	7,491
Kimco Realty Corp. 3.40% 2022	775	799
Kimco Realty Corp. 2.70% 2024	2,750	2,662
Kimco Realty Corp. 3.80% 2027	1,605	1,623
Kinder Morgan 3.15% 2023	1,750	1,760
Kinder Morgan Energy Partners, LP 2.65% 2019	670	674
Kinder Morgan Energy Partners, LP 3.50% 2023	750	760
Kinder Morgan Energy Partners, LP 4.15% 2024	2,035	2,112
Kinder Morgan Finance Co. 5.05% 2046	633	653
Kinder Morgan, Inc. 4.30% 2025	12,935	13,567
Kinetic Concepts, Inc. 12.50% 20213	1,150	1,285
Korea Housing Finance Corp. 2.50% 20203,4	10,700	10,673
Korea Housing Finance Corp. 2.00% 20213,4	12,275	11,944
Kroger Co. 6.80% 2018	1,000	1,057
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.561% 20244,5,6	1,275	1,319
Kuwait (State of) 2.75% 20223	16,650	16,861
Laboratory Corporation of America Holdings 3.60% 2027	7,500	7,555
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20404,5	141	141
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.303% 20454,5	1,643	1,645
Leucadia National Corp. 5.50% 2023	1,375	1,472
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.97% 2020 (100% PIK)4,5,6,10	8,214	7,728
Lima Metro Line Finance Ltd. 5.875% 20343,4	9,385	10,370
Limited Brands, Inc. 6.875% 2035	875	858
Lithuania (Republic of) 7.375% 2020	11,200	12,584
Lithuania (Republic of) 6.625% 20223	2,000	2,350
Lockheed Martin Corp. 2.50% 2020	940	955
Lockheed Martin Corp. 3.10% 2023	740	763
Lockheed Martin Corp. 3.55% 2026	7,190	7,452
Lowe’s Companies, Inc. 3.10% 2027	3,600	3,583
Lowe’s Companies, Inc. 4.05% 2047	2,500	2,574
LSC Communications, Inc. 8.75% 20233	1,000	1,034
LYB International Finance BV 3.50% 2027	8,750	8,717
Mallinckrodt PLC 4.875% 20203	2,260	2,260
Marathon Oil Corp. 4.40% 2027	7,850	8,029
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 20244,5,6	775	780
McDonald’s Corp. 2.625% 2022	2,100	2,117
McDonald’s Corp. 3.70% 2026	2,860	2,984
McDonald’s Corp. 3.50% 2027	4,400	4,530
McDonald’s Corp. 4.875% 2045	925	1,044
McDonald’s Corp. 4.45% 2047	1,800	1,912
Medtronic, Inc. 3.50% 2025	8,000	8,349
Medtronic, Inc. 4.625% 2045	3,000	3,421
Meritage Homes Corp. 5.125% 2027	1,125	1,131
MetroPCS Wireless, Inc. 6.625% 2023	1,625	1,714
Metropolitan Life Global Funding I, 3.45% 20263	2,100	2,164
Microsoft Corp. 3.30% 2027	11,170	11,591
Microsoft Corp. 3.70% 2046	3,370	3,406
MidAmerican Energy Co. 4.40% 2044	1,063	1,171
Mississippi Power Co. 4.25% 2042	7,000	6,673
Molina Healthcare, Inc. 5.375% 2022	3,760	3,894

Capital World Bond Fund — Page 15 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Molina Healthcare, Inc. 4.875% 20253	$1,325	$1,312
Molson Coors Brewing Co. 2.10% 2021	3,200	3,157
Molson Coors Brewing Co. 3.00% 2026	3,300	3,214
Molson Coors Brewing Co. 4.20% 2046	1,600	1,600
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.532% 20245	8,257	8,367
Morgan Stanley 3.625% 2027	15,938	16,179
Morocco (Kingdom of) 4.25% 2022	5,700	6,061
Morocco (Kingdom of) 4.25% 20223	2,500	2,658
Morocco (Kingdom of) 5.50% 2042	10,000	11,203
Morocco (Kingdom of) 5.50% 20423	1,500	1,680
MPLX LP 4.125% 2027	2,005	2,044
MPLX LP 5.20% 2047	170	179
National Grid Plc 3.15% 20273	1,105	1,107
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	3,545
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,428	1,457
Navient Corp. 4.875% 2019	2,500	2,594
Navient Corp. 6.50% 2022	400	425
Navient Corp. 5.50% 2023	2,490	2,530
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20213	2,075	1,727
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 1.989% 20183,5	4,985	5,002
NBC Universal Enterprise, Inc. 5.25% 20493	2,335	2,498
New York Life Global Funding 1.95% 20203	3,250	3,200
New York Life Global Funding 2.30% 20223	5,000	4,983
New York State Electric & Gas Corp. 3.25% 20263	3,000	3,031
Newell Rubbermaid Inc. 3.15% 2021	4,155	4,253
Newell Rubbermaid Inc. 3.85% 2023	2,590	2,726
Newell Rubbermaid Inc. 4.20% 2026	10,575	11,143
Newell Rubbermaid Inc. 5.50% 2046	5,135	6,084
NGL Energy Partners LP 6.875% 2021	3,250	3,266
NGL Energy Partners LP 7.50% 2023	35	35
NGL Energy Partners LP 6.125% 2025	1,910	1,786
NGPL PipeCo LLC 4.375% 20223	160	166
NGPL PipeCo LLC 4.875% 20273	265	278
Niagara Mohawk Power Corp. 3.508% 20243	2,000	2,064
Niagara Mohawk Power Corp. 4.278% 20343	4,905	5,257
Nigeria (Federal Republic of) 6.375% 2023	4,925	5,176
Noble Corp. PLC 5.75% 2018	140	142
Noble Corp. PLC 7.70% 2025	1,655	1,423
Noble Corp. PLC 8.70% 2045	3,170	2,647
Noble Energy, Inc. 3.85% 2028	2,900	2,911
Noble Energy, Inc. 4.95% 2047	7,825	8,004
Novelis Corp. 5.875% 20263	1,125	1,145
NRG Energy, Inc. 6.25% 2022	2,990	3,154
NRG Energy, Inc. 6.625% 2027	525	553
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,4,7	5,005	3,266
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20223,4	4,048	1,467
Oracle Corp. 1.90% 2021	6,000	5,958
Oracle Corp. 2.65% 2026	6,750	6,622
Oracle Corp. 4.00% 2046	2,000	2,073
Pacific Gas and Electric Co. 3.25% 2023	2,575	2,665
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,417
PacifiCorp. 3.35% 2025	3,230	3,309
Pakistan (Islamic Republic of) 5.50% 20213	15,180	15,631
Pakistan (Islamic Republic of) 8.25% 2024	7,700	8,772
Pakistan (Islamic Republic of) 8.25% 2025	6,700	7,730

Capital World Bond Fund — Page 16 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Panama (Republic of) 4.50% 20474	$5,500	$5,816
Peabody Energy Corp. 6.00% 20223	500	518
Peabody Energy Corp. 6.375% 20253	325	335
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	3,885	4,206
Pennsylvania Electric Co. 3.25% 20283	2,500	2,473
PepsiCo, Inc. 1.70% 2021	1,450	1,429
PepsiCo, Inc. 2.25% 2022	2,500	2,504
PepsiCo, Inc. 3.45% 2046	300	286
PepsiCo, Inc. 4.00% 2047	1,400	1,470
Pernod Ricard SA 4.45% 20223	11,465	12,322
Peru (Republic of) 5.625% 2050	1,275	1,613
Petrobras Global Finance Co. 6.125% 2022	9,815	10,576
Petrobras Global Finance Co. 5.299% 20253	7,100	7,098
Petrobras Global Finance Co. 8.75% 2026	4,750	5,718
Petrobras Global Finance Co. 5.999% 20283	1,284	1,286
Petrobras Global Finance Co. 6.85% 2115	9,620	9,190
Petrobras International Finance Co. 6.75% 2041	250	249
Petróleos Mexicanos 5.50% 2021	1,070	1,143
Petróleos Mexicanos 6.375% 2021	1,455	1,598
Petróleos Mexicanos 5.375% 20223	3,110	3,327
Petróleos Mexicanos 4.875% 2024	1,115	1,159
Petróleos Mexicanos 4.50% 2026	3,000	3,002
Petróleos Mexicanos 6.875% 2026	4,875	5,558
Petróleos Mexicanos 6.50% 20273	2,930	3,257
Petróleos Mexicanos 6.50% 2041	2,470	2,589
Petróleos Mexicanos 5.50% 2044	1,764	1,649
Petróleos Mexicanos 6.375% 2045	7,000	7,140
Petróleos Mexicanos 5.625% 2046	10,225	9,548
Petróleos Mexicanos 6.75% 2047	3,760	4,010
Petsmart, Inc. 5.875% 20253	1,675	1,470
Petsmart, Inc. 8.875% 20253	2,435	1,939
Pfizer Inc. 7.20% 2039	107	158
Philip Morris International Inc. 2.375% 2022	2,800	2,789
Philip Morris International Inc. 2.625% 2022	1,500	1,513
Philip Morris International Inc. 4.25% 2044	2,500	2,613
Philippines (Republic of) 7.75% 2031	1,513	2,204
Philippines (Republic of the) 3.70% 2042	2,469	2,468
Philippines (Republic of) 9.50% 2030	2,071	3,336
Phillips 66 Partners LP 3.605% 2025	275	275
Phillips 66 Partners LP 3.55% 2026	1,475	1,445
Phillips 66 Partners LP 4.68% 2045	565	549
Phillips 66 Partners LP 4.90% 2046	185	186
Pioneer Natural Resources Co. 3.45% 2021	350	358
Ply Gem Industries, Inc. 6.50% 2022	1,050	1,103
PNC Bank 2.40% 2019	8,000	8,071
PNC Bank 2.00% 2020	15,000	14,993
PNC Bank 2.30% 2020	3,820	3,850
PNC Bank 2.60% 2020	1,250	1,269
Praxair, Inc. 2.20% 2022	2,000	1,992
PRICOA Global Funding I 2.45% 20223	1,195	1,196
Progress Energy, Inc. 7.05% 2019	4,380	4,696
Progress Energy, Inc. 7.75% 2031	1,721	2,439
Prologis, Inc. 3.35% 2021	1,100	1,140
Public Service Co. of Colorado 3.20% 2020	595	612
Public Service Electric and Gas Co., 2.375% 2023	254	253

Capital World Bond Fund — Page 17 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Public Service Enterprise Group Inc. 2.00% 2021	$350	$343
Public Storage 3.094% 2027	1,350	1,347
Puget Energy, Inc. 6.50% 2020	1,475	1,649
Puget Energy, Inc. 6.00% 2021	4,629	5,187
Puget Energy, Inc. 5.625% 2022	2,120	2,367
Qatar (State of) 4.50% 20223	3,500	3,722
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20193,4	1,496	1,473
QGOG Constellation SA 9.50% 20243,4,10	5,350	4,120
Qorvo, Inc. 7.00% 2025	825	945
Quebec (Province of) 2.375% 2022	7,071	7,114
Quintiles Transnational Corp. 4.875% 20233	1,610	1,682
R.R. Donnelley & Sons Co. 7.875% 2021	1,750	1,855
R.R. Donnelley & Sons Co. 6.50% 2023	1,050	1,024
Ras Laffan Liquefied Natural Gas III 5.838% 20273,4	8,000	9,115
Rayonier Advanced Materials Inc. 5.50% 20243	1,390	1,354
RCI Banque 3.50% 20183	9,400	9,471
Reckitt Benckiser Group PLC 2.375% 20223	5,750	5,738
Reckitt Benckiser Group PLC 2.75% 20243	3,165	3,144
Reynolds American Inc. 2.30% 2018	1,020	1,025
Reynolds American Inc. 3.25% 2020	11,130	11,443
Reynolds American Inc. 4.00% 2022	2,010	2,125
Reynolds American Inc. 4.45% 2025	9,155	9,837
Reynolds American Inc. 5.85% 2045	3,540	4,344
Reynolds Group Inc. 5.75% 2020	1,220	1,243
Rio Tinto Finance PLC 3.75% 2025	5,370	5,672
Roche Holdings, Inc. 2.25% 20193	375	377
Roche Holdings, Inc. 2.875% 20213	300	307
Roche Holdings, Inc. 3.35% 20243	7,600	7,883
Roche Holdings, Inc. 3.00% 20253	2,675	2,699
Roche Holdings, Inc. 2.375% 20273	10,600	10,074
Roche Holdings, Inc. 4.00% 20443	1,400	1,463
Royal Dutch Shell PLC 1.375% 2019	9,000	8,944
Royal Dutch Shell PLC 1.75% 2021	2,500	2,467
Royal Dutch Shell PLC 3.75% 2046	1,270	1,250
Ryerson Inc. 11.00% 20223	2,575	2,890
Sabine Pass Liquefaction, LLC 5.625% 2025	8,180	9,034
Sabine Pass Liquefaction, LLC 5.00% 2027	2,480	2,646
Sabine Pass Liquefaction, LLC 4.20% 2028	830	838
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	775	798
Saudi Arabia (Kingdom of) 2.894% 20223	8,800	8,853
Saudi Arabia (Kingdom of) 3.628% 20273	8,800	8,995
Saudi Arabia (Kingdom of) 3.625% 20283	16,280	16,112
Scentre Group 2.375% 20213	1,425	1,411
Scentre Group 3.25% 20253	1,395	1,381
Scentre Group 3.50% 20253	3,800	3,825
Scentre Group 3.75% 20273	2,020	2,050
Schlumberger BV 4.00% 20253	6,255	6,565
Scientific Games Corp. 7.00% 20223	1,050	1,117
Select Income REIT 4.15% 2022	1,815	1,845
Sherwin-Williams Co. 2.75% 2022	5,000	5,038
Sherwin-Williams Co. 3.45% 2027	6,500	6,541
Sherwin-Williams Co. 4.50% 2047	1,500	1,575
Shire PLC 1.90% 2019	9,000	8,985
Shire PLC 2.40% 2021	21,065	21,006
Shire PLC 2.875% 2023	4,625	4,607

Capital World Bond Fund — Page 18 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Shire PLC 3.20% 2026	$3,890	$3,841
Siemens AG 2.70% 20223	1,780	1,804
Siemens AG 2.35% 20263	1,500	1,420
Siemens AG 4.40% 20453	3,000	3,271
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	1,775	1,845
Sirius XM Radio Inc 3.875% 20223	950	976
Slovenia (Republic of) 4.75% 20183	1,215	1,237
SM Energy Co. 6.50% 2021	1,250	1,269
SM Energy Co. 5.625% 2025	1,450	1,385
SoftBank Group Corp. 4.50% 20203	4,625	4,783
Solera Holdings, Inc. 10.50% 20243	475	543
Sotheby’s Holdings, Inc. 5.25% 20223	1,100	1,133
Southwestern Energy Co. 4.10% 2022	4,015	3,895
Southwestern Energy Co. 7.50% 2026	485	504
Southwestern Energy Co. 7.75% 2027	730	758
Southwestern Public Service Co. 3.7% 2047	2,655	2,646
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	3,250	3,360
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	400	424
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	2,000	2,201
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	900	946
Starbucks Corp. 4.30% 2045	1,700	1,852
Starwood Property Trust, Inc. 5.00% 2021	1,125	1,177
State Grid Overseas Investment Ltd. 3.50% 20273	27,805	28,374
State Grid Overseas Investment Ltd. 3.50% 2027	3,875	3,954
Statoil ASA 2.75% 2021	465	474
Statoil ASA 3.25% 2024	1,500	1,542
Statoil ASA 3.70% 2024	6,325	6,696
Statoil ASA 4.25% 2041	1,500	1,569
Sunoco LP 6.25% 2021	1,930	2,027
Sweden (Kingdom of) 1.125% 20193	11,760	11,640
Talen Energy Corp. 4.625% 20193	1,080	1,069
Targa Resources Partners LP 4.125% 2019	2,325	2,351
Targa Resources Partners LP 6.75% 2024	1,815	1,978
TC PipeLines, LP 4.375% 2025	1,405	1,470
Teco Finance, Inc. 5.15% 2020	2,270	2,422
Teekay Corp. 8.50% 2020	6,434	6,563
Tenet Healthcare Corp. 4.375% 2021	100	102
Tenet Healthcare Corp. 4.625% 20243	1,399	1,387
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,050	1,087
Tenet Healthcare Corp., First Lien, 6.00% 2020	225	240
Tenet Healthcare Corp., First Lien, 4.50% 2021	5,600	5,738
Tennessee Valley Authority 5.88% 2036	2,250	3,103
Tennessee Valley Authority 5.25% 2039	6,000	7,898
Tesoro Logistics LP 5.50% 2019	1,615	1,708
Tesoro Logistics LP 5.25% 2025	975	1,048
Teva Pharmaceutical Finance Company BV 1.40% 2018	1,710	1,704
Teva Pharmaceutical Finance Company BV 2.20% 2021	3,320	3,196
Teva Pharmaceutical Finance Company BV 2.80% 2023	1,460	1,398
Teva Pharmaceutical Finance Company BV 3.15% 2026	5,955	5,498
Teva Pharmaceutical Finance Company BV 4.10% 2046	19,620	16,583
The Connecticut Light and Power Co. 4.30% 2044	1,550	1,691
Thermo Fisher Scientific Inc. 2.40% 2019	1,725	1,737
Thomson Reuters Corp. 4.30% 2023	4,250	4,530
Thomson Reuters Corp. 5.65% 2043	2,980	3,513
TI Automotive Ltd. 8.75% 20233	980	1,044

Capital World Bond Fund — Page 19 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
T-Mobile US, Inc. 6.50% 2026	$550	$608
Total Capital International 2.875% 2022	1,115	1,139
Toyota Motor Credit Corp. 1.45% 2018	725	725
Toyota Motor Credit Corp. 1.55% 2019	300	298
Toyota Motor Credit Corp. 1.70% 2019	3,000	2,999
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,521
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,980
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,357
TransCanada Corp. 6.50% 2018	5,000	5,204
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,234
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	650	691
Transocean Inc. 9.00% 20233	1,050	1,137
Transportadora de Gas Peru SA 4.25% 20283,4	625	650
Travelers Companies, Inc. 4.00% 2047	1,895	1,967
Trilogy International Partners, LLC 8.875% 20223	3,200	3,344
Turkey (Republic of) 6.25% 2022	7,285	8,008
Turkey (Republic of) 4.875% 2026	3,200	3,185
U.S. Treasury 1.125% 2019	6,345	6,322
U.S. Treasury 1.50% 2019	22,100	22,101
U.S. Treasury 1.375% 2020	282,950	280,972
U.S. Treasury 1.375% 2020	15,900	15,813
U.S. Treasury 1.625% 2020	4,030	4,033
U.S. Treasury 1.125% 202112	195,025	191,177
U.S. Treasury 1.125% 2021	28,100	27,418
U.S. Treasury 1.75% 2021	24,000	23,919
U.S. Treasury 2.00% 202112	152,900	154,119
U.S. Treasury 2.125% 2021	8,900	9,009
U.S. Treasury 1.75% 2022	500	497
U.S. Treasury 1.875% 2022	35,000	34,925
U.S. Treasury 1.875% 2022	16,953	16,915
U.S. Treasury 1.375% 2023	25,700	24,731
U.S. Treasury 1.375% 2023	6,900	6,634
U.S. Treasury 2.00% 2024	2,300	2,280
U.S. Treasury 2.00% 2026	240,295	233,985
U.S. Treasury 2.25% 2027	85,200	84,621
U.S. Treasury 2.25% 2027	11,796	11,708
U.S. Treasury 3.00% 2047	75,767	77,896
U.S. Treasury Inflation-Protected Security 0.125% 20221	519,712	519,632
U.S. Treasury Inflation-Protected Security 0.125% 20241	28,402	28,119
U.S. Treasury Inflation-Protected Security 0.625% 20241	159,607	162,999
U.S. Treasury Inflation-Protected Security 0.25% 20251	30,323	30,016
U.S. Treasury Inflation-Protected Security 0.375% 20251	27,355	27,352
U.S. Treasury Inflation-Protected Security 2.375% 20251	7,143	8,158
U.S. Treasury Inflation-Protected Security 0.625% 20261	50,687	51,354
U.S. Treasury Inflation-Protected Security 0.375% 20271	7,094	7,005
U.S. Treasury Inflation-Protected Security 1.375% 20441	43,022	47,465
U.S. Treasury Inflation-Protected Security 0.75% 20451	2,994	2,855
U.S. Treasury Inflation-Protected Security 1.00% 20461	101,773	103,228
Ukraine Government 7.75% 2027	2,300	2,364
Ukraine Government 7.375% 20323,4	1,010	986
Ultra Petroleum Corp. 6.875% 20223	1,415	1,445
Ultra Petroleum Corp. 7.125% 20253	750	758
UniCredit SPA 4.625% 20273	17,805	18,726
UniCredit SPA 5.861% 20323	9,025	9,481
Unisys Corp. 10.75% 20223	1,300	1,446

Capital World Bond Fund — Page 20 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
United Mexican States 4.00% 2023	$3,700	$3,921
United Mexican States 4.15% 2027	740	779
United Mexican States 4.75% 2044	13,780	14,235
United Mexican States 4.35% 2047	2,600	2,535
United Technologies Corp. 2.30% 2022	5,000	4,970
United Technologies Corp. 3.125% 2027	5,000	4,984
UnitedHealth Group Inc. 2.70% 2020	2,330	2,377
UnitedHealth Group Inc. 2.125% 2021	10,000	9,996
UnitedHealth Group Inc. 3.75% 2025	2,160	2,294
Vale Overseas Ltd. 5.875% 2021	1,400	1,545
Vale Overseas Ltd. 6.25% 2026	7,565	8,624
Valero Energy Partners LP 4.375% 2026	2,855	2,951
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,720	4,174
Various Purpose G.O. Bonds, 7.60% 2040	7,770	12,166
Various Purpose G.O. Bonds, 7.625% 2040	11,850	18,170
VEB Finance Ltd. 6.902% 20203	6,600	7,148
Verizon Communications Inc. 2.946% 2022	200	204
Verizon Communications Inc. 4.50% 2033	11,195	11,511
Verizon Communications Inc. 4.272% 2036	550	542
Virgin Australia Holdings Ltd. 8.50% 20193	1,150	1,215
Virginia Electric and Power Co. 2.75% 2023	1,375	1,392
Virginia Electric and Power Co., Series B, 3.45% 2022	83	87
Virginia Electric and Power Co., Series B, 3.8% 2047	1,000	1,006
Volkswagen Group of America Finance, LLC 2.45% 20193	2,320	2,338
VPI Escrow Corp. 6.375% 20203	6,750	6,773
VRX Escrow Corp. 6.125% 20253	4,275	3,767
Walgreens Boots Alliance, Inc. 3.45% 2026	2,500	2,495
Walgreens Boots Alliance, Inc. 4.65% 2046	1,200	1,257
WEA Finance LLC 2.70% 20193	9,285	9,370
WEA Finance LLC 3.25% 20203	3,795	3,877
Weatherford International PLC 4.50% 2022	210	196
Weatherford International PLC 8.25% 2023	2,625	2,710
Weatherford International PLC 6.50% 2036	2,125	1,833
Weatherford International PLC 6.75% 2040	4,235	3,737
WellPoint, Inc. 2.30% 2018	2,645	2,657
Wells Fargo & Co. 2.50% 2021	877	883
Wells Fargo & Co. 2.625% 2022	15,000	15,035
Wells Fargo & Co. 3.584% 2028	7,875	7,983
Western Gas Partners LP 2.60% 2018	130	131
Western Gas Partners LP 3.95% 2025	455	458
Western Gas Partners LP 4.65% 2026	4,855	5,096
Westfield Corp. Ltd. 3.15% 20223	1,075	1,088
Williams Companies, Inc. 3.70% 2023	2,255	2,255
Williams Partners LP 4.125% 2020	1,625	1,702
Williams Partners LP 5.25% 2020	10,405	11,173
Williams Partners LP 4.50% 2023	3,110	3,313
Williams Partners LP 4.30% 2024	4,220	4,457
Williams Partners LP 3.75% 2027	600	600
Wind Acquisition SA 7.375% 20213	5,975	6,218
Windstream Holdings, Inc. 7.75% 2021	5,325	3,994
WM. Wrigley Jr. Co 3.375% 20203	5,270	5,437
WPP Finance 2010 3.75% 2024	4,000	4,109
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20233	2,150	2,223
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20253	1,100	1,148
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20273	425	433

Capital World Bond Fund — Page 21 of 31

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Xcel Energy Inc. 3.35% 2026	$82	$83
Zambia (Republic of) 8.97% 20274	2,300	2,503
Ziggo Bond Finance BV 5.50% 20273	3,750	3,852
Zimmer Holdings, Inc. 2.70% 2020	5,000	5,052
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,118
		5,476,650
Total bonds, notes & other debt instruments (cost: $10,972,889,000)		11,130,843
Convertible stocks 0.03% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.359%8,9	1,141	571
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.359%8,9	719	492
		1,063
Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		3,045
Total convertible stocks (cost: $5,056,000)		4,108
Common stocks 0.03% U.S. dollars 0.03%
Warrior Met Coal, Inc.3,9	74,526	1,722
Corporate Risk Holdings I, Inc.9,13	91,424	1,599
Corporate Risk Holdings Corp.9,13	462	—
CEVA Group PLC8,9,13	527	264
NII Holdings, Inc.13	370,274	170
Atrium Corp.3,9,13	191	—
Total common stocks (cost: $9,231,000)		3,755
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $0)		—
Short-term securities 8.75%	Principal?amount (000)
American Honda Finance Corp. 1.21% due 11/15/2017	$ 25,000	24,963
Bank of Montreal 1.31% due 12/6/2017	63,600	63,447
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.18%–1.19% due 10/11/2017–10/20/2017	120,200	120,126
Egyptian Treasury Bills 15.61%–18.28% due 10/3/2017–4/3/2018	EGP781,750	42,336
Federal Home Loan Bank 1.08% due 11/10/2017	$14,000	13,985
Japanese Treasury Discount Bills (0.16%)–(0.13%) due 5/21/2018–8/20/2018	¥53,510,000	475,979
John Deere Canada ULC 1.23% due 11/7/20173	$29,000	28,964
Liberty Street Funding Corp. 1.32% due 12/20/20173	50,000	49,849
Nigerian Treasury Bills 16.65%–17.80% due 6/14/2018–9/13/2018	NGN15,333,440	36,778
Nordea Bank AB 1.26% due 12/1/20173	$36,000	35,924
Old Line Funding, LLC 1.27% due 12/6/20173	25,400	25,338

Capital World Bond Fund — Page 22 of 31

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Québec (Province of) 1.20% due 12/4/20173	$30,000	$29,937
Sumitomo Mitsui Banking Corp. 1.24%–1.30% due 11/2/2017–12/15/20173	75,800	75,668
Victory Receivables Corp. 1.34% due 12/18/20173	50,000	49,853
Total short-term securities (cost: $1,069,147,000)		1,073,147
Total investment securities 99.52% (cost: $12,056,323,000)		12,211,853
Other assets less liabilities 0.48%		58,783
Net assets 100.00%		$12,270,636

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 9/30/201715 (000)	Unrealized (depreciation) appreciation at 9/30/2017 (000)
10 Year Euro-Bund Futures	Long	34	December 2017	$3,400	$6,470	$(38)
10 Year Ultra U.S. Treasury Note Futures	Long	1,095	December 2017	109,500	147,089	(2,066)
30 Year Ultra U.S. Treasury Bond Futures	Long	787	December 2017	78,700	129,953	(2,418)
10 Year U.S. Treasury Note Futures	Long	657	December 2017	65,700	82,330	(927)
5 Year U.S. Treasury Note Futures	Long	2,637	January 2018	263,700	309,848	(2,393)
2 Year U.S. Treasury Note Futures	Short	545	January 2018	(109,000)	(117,558)	289
90 Day Euro Dollar Futures	Short	900	March 2018	(225,000)	(221,422)	167
						$(7,386)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
USD22,491	EUR19,000	Bank of America, N.A.	10/4/2017	$28
USD4,647	GBP3,500	Bank of America, N.A.	10/4/2017	(44)
EUR44,811	USD53,046	Citibank	10/4/2017	(70)
USD58,381	AUD73,575	Bank of America, N.A.	10/5/2017	673
USD9,457	MXN168,225	HSBC Bank	10/5/2017	228
PHP669,989	USD13,083	Citibank	10/5/2017	101
USD5,250	BRL16,500	Citibank	10/5/2017	45
JPY487,174	EUR3,750	Goldman Sachs	10/5/2017	(103)
JPY1,937,908	USD17,773	Goldman Sachs	10/5/2017	(546)
JPY5,005,864	USD45,906	Bank of America, N.A.	10/5/2017	(1,406)
JPY7,356,342	USD67,466	Citibank	10/5/2017	(2,072)
USD3,639	NZD5,000	JPMorgan Chase	10/6/2017	28
USD1,194	EUR1,000	UBS AG	10/6/2017	12
EUR5,870	USD7,000	Bank of America, N.A.	10/6/2017	(60)
JPY1,936,069	USD17,975	JPMorgan Chase	10/10/2017	(760)
CHF22,712	USD24,042	Goldman Sachs	10/11/2017	(569)
EUR82,982	USD99,010	Goldman Sachs	10/11/2017	(869)
EUR44,749	USD53,925	Goldman Sachs	10/11/2017	(1,001)

Capital World Bond Fund — Page 23 of 31

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
JPY3,841,588	USD35,700	HSBC Bank	10/12/2017	$(1,538)
JPY3,867,429	USD35,950	Barclays Bank PLC	10/12/2017	(1,558)
EUR4,884	USD5,854	Bank of America, N.A.	10/13/2017	(77)
GBP79,881	EUR88,625	Bank of America, N.A.	10/16/2017	2,259
USD36,651	CNH240,000	Citibank	10/16/2017	569
USD11,371	INR730,800	Barclays Bank PLC	10/16/2017	208
USD20,715	NZD28,450	Citibank	10/16/2017	173
USD9,143	EUR7,680	UBS AG	10/16/2017	57
USD2,159	IDR28,589,600	JPMorgan Chase	10/16/2017	39
USD1,161	EUR975	JPMorgan Chase	10/16/2017	8
USD1,666	ILS5,900	Bank of America, N.A.	10/16/2017	(4)
USD5,382	GBP4,050	Bank of New York Mellon	10/16/2017	(48)
USD5,680	GBP4,300	Bank of America, N.A.	10/16/2017	(85)
SEK169,753	USD21,156	Bank of America, N.A.	10/16/2017	(294)
JPY12,195,000	USD111,997	HSBC Bank	10/16/2017	(3,529)
SEK154,107	USD19,137	Barclays Bank PLC	10/17/2017	(198)
EUR73,139	PLN313,500	HSBC Bank	10/18/2017	623
USD21,890	MXN390,000	Bank of America, N.A.	10/18/2017	542
USD5,500	INR353,700	Citibank	10/18/2017	99
USD9,538	EUR8,000	Goldman Sachs	10/18/2017	73
USD134	GBP100	Bank of New York Mellon	10/18/2017	—
EUR22,802	GBP20,270	Goldman Sachs	10/18/2017	(202)
USD6,889	GBP5,350	Bank of New York Mellon	10/18/2017	(284)
SEK197,119	USD24,702	Barclays Bank PLC	10/18/2017	(475)
EUR75,469	USD89,961	UBS AG	10/18/2017	(671)
USD21,786	MXN387,285	Bank of America, N.A.	10/19/2017	591
USD23,839	PLN85,450	Citibank	10/19/2017	423
USD15,533	EUR12,995	Citibank	10/19/2017	157
EUR7,049	PLN30,000	Citibank	10/19/2017	119
SEK66,627	EUR7,000	Citibank	10/19/2017	(93)
EUR12,107	USD14,472	Citibank	10/19/2017	(146)
NOK131,600	USD16,772	Bank of America, N.A.	10/19/2017	(241)
EUR83,098	USD99,181	Barclays Bank PLC	10/19/2017	(859)
EUR76,027	USD90,866	Citibank	10/19/2017	(910)
SEK473,592	USD59,467	Citibank	10/19/2017	(1,255)
USD21,128	AUD26,604	Goldman Sachs	10/20/2017	266
USD35,710	ILS125,800	JPMorgan Chase	10/20/2017	95
USD7,081	GBP5,250	Goldman Sachs	10/20/2017	42
EUR19,708	USD23,695	Goldman Sachs	10/20/2017	(376)
USD53,845	PLN192,200	Citibank	10/23/2017	1,175
USD31,334	CAD38,330	Goldman Sachs	10/23/2017	610
USD27,479	AUD34,300	Bank of America, N.A.	10/23/2017	582
USD19,810	PLN70,985	JPMorgan Chase	10/23/2017	357
USD16,814	AUD21,000	JPMorgan Chase	10/23/2017	346
USD17,562	INR1,134,000	Bank of America, N.A.	10/23/2017	258
USD8,107	CAD10,000	Goldman Sachs	10/23/2017	91
USD28,455	EUR24,000	Bank of America, N.A.	10/23/2017	52
USD2,541	AUD3,200	JPMorgan Chase	10/23/2017	32
USD12,646	EUR10,730	Citibank	10/23/2017	(52)
USD3,902	ILS14,100	HSBC Bank	10/23/2017	(90)
JPY1,426,776	USD12,817	Goldman Sachs	10/23/2017	(122)
EUR12,055	USD14,499	Citibank	10/23/2017	(232)

Capital World Bond Fund — Page 24 of 31

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2017 (000)
Purchases (000)	Sales (000)
JPY5,249,283	USD47,420	Barclays Bank PLC	10/23/2017	$(714)
JPY8,889,867	USD79,961	UBS AG	10/23/2017	(862)
JPY4,334,444	USD39,966	HSBC Bank	10/23/2017	(1,400)
JPY23,209,005	USD208,729	JPMorgan Chase	10/23/2017	(2,224)
USD2,203	NZD3,000	JPMorgan Chase	10/24/2017	37
USD2,192	NZD3,000	JPMorgan Chase	10/24/2017	26
USD35,319	PLN127,000	Bank of America, N.A.	10/25/2017	516
USD3,569	GBP2,625	Bank of America, N.A.	11/3/2017	48
USD38,825	AUD48,800	UBS AG	11/6/2017	565
USD19,892	ZAR264,925	UBS AG	11/6/2017	447
USD11,934	AUD15,000	Bank of America, N.A.	11/6/2017	173
USD99,297	INR6,513,900	JPMorgan Chase	11/6/2017	60
USD3,831	EUR3,200	Citibank	11/6/2017	41
USD10,376	INR680,625	Barclays Bank PLC	11/6/2017	7
USD2,024	INR132,750	Citibank	11/6/2017	1
EUR25,842	USD30,939	Goldman Sachs	11/6/2017	(332)
EUR29,747	USD35,700	HSBC Bank	11/6/2017	(469)
JPY9,682,061	USD86,086	Bank of America, N.A.	11/8/2017	124
JPY5,495,683	USD48,867	JPMorgan Chase	11/8/2017	66
JPY3,153,255	USD28,028	Goldman Sachs	11/8/2017	49
EUR8,035	USD9,472	JPMorgan Chase	11/8/2017	45
ZAR37,250	USD2,742	JPMorgan Chase	11/8/2017	(9)
USD52,543	AUD66,830	Citibank	11/9/2017	149
USD15,143	BRL47,900	HSBC Bank	11/9/2017	107
JPY2,601,220	USD23,133	UBS AG	11/9/2017	30
SEK39,107	USD4,812	UBS AG	11/9/2017	1
USD77,241	MXN1,398,185	Bank of America, N.A.	11/10/2017	1,000
USD35,076	MXN639,000	Citibank	11/10/2017	232
USD6,731	EUR5,697	Citibank	11/10/2017	(18)
USD35,193	PLN129,400	Bank of America, N.A.	11/10/2017	(268)
EUR74,700	USD90,143	UBS AG	11/10/2017	(1,651)
USD4,933	CAD6,000	Barclays Bank PLC	11/16/2017	123
USD3,409	EUR2,830	UBS AG	11/22/2017	54
EUR47,856	USD57,615	Bank of America, N.A.	11/22/2017	(887)
USD52,449	MXN951,000	JPMorgan Chase	1/4/2018	1,028
USD32,749	INR2,174,200	Citibank	3/26/2018	139
USD11,191	BRL36,000	JPMorgan Chase	3/29/2018	82
USD144,325	BRL472,000	JPMorgan Chase	3/29/2018	(1,321)
USD363,513	JPY40,150,000	Citibank	5/21/2018	2,130
USD115,890	JPY12,800,000	Citibank	5/21/2018	679
USD5,150	JPY560,000	JPMorgan Chase	8/20/2018	83
				$(11,991)

Capital World Bond Fund — Page 25 of 31

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2017 (000)
7.34%	28-day MXN-TIIE	7/24/2018	MXN4,681,928	$41	$—	$41
7.325%	28-day MXN-TIIE	7/25/2018	7,273,000	20	—	20
7.32%	28-day MXN-TIIE	7/26/2018	4,795,072	3	—	3
1.6505%	3-month USD-LIBOR	3/21/2019	$250,000	(7)	—	(7)
3-month USD-LIBOR	1.598%	8/11/2019	62,500	135	—	135
3-month USD-LIBOR	1.6002%	8/14/2019	35,000	74	—	74
2.046%	3-month AUD-BBSW	2/10/2020	A$40,000	(143)	—	(143)
1.9207%	6-month AUD-BBSW	5/22/2020	27,000	(203)	—	(203)
3-month USD-LIBOR	1.6332%	5/23/2020	$18,000	84	—	84
1.572%	3-month USD-LIBOR	9/16/2020	60,000	(475)	—	(475)
1.0625%	3-month Canada BA	11/5/2020	C$80,000	(1,331)	—	(1,331)
2.22%	6-month AUD-BBSW	11/7/2020	A$80,000	(382)	—	(382)
3-month USD-LIBOR	1.358%	11/8/2020	$60,000	762	—	762
3-month USD-LIBOR	1.365%	11/8/2020	60,000	754	—	754
9.145%	DI-OVER-EXTRA Grupo	1/4/2021	BRL438,000	1,583	—	1,583
9.44%	DI-OVER-EXTRA Grupo	1/4/2021	32,000	187	—	187
1.2185%	3-month USD-LIBOR	2/8/2021	$70,000	(1,514)	—	(1,514)
1.9575%	3-month Canada BA	7/5/2021	C$80,000	(314)	—	(314)
3-month USD-LIBOR	2.15875%	7/8/2021	$60,000	(56)	—	(56)
0.0735%	6-month EURIBOR	9/28/2021	€420,000	(447)	—	(447)
0.099%	6-month EURIBOR	10/3/2021	420,000	—	—	—
6.775%	28-day MXN-TIIE	6/20/2022	MXN1,100,000	(65)	—	(65)
6.73%	28-day MXN-TIIE	6/20/2022	850,000	(137)	—	(137)
6-month CZK-PRIBOR	1.18%	8/2/2022	CZK300,000	106	—	106
0.2798%	6-month EURIBOR	8/2/2022	€21,000	71	—	71
6-month HUF-BUBOR	1.205%	8/2/2022	HUF3,000,000	(162)	—	(162)
3-month SEK-STIBOR	0.425%	8/4/2022	SKr600,000	(2)	—	(2)
6-month CZK-PRIBOR	1.0725%	8/8/2022	CZK200,000	120	—	120
3-month USD-LIBOR	1.5075%	9/22/2026	$9,600	583	—	583
6-month HUF-BUBOR	2.58%	3/31/2027	HUF11,590,000	(1,956)	—	(1,956)
3-month SEK-STIBOR	1.125%	4/28/2027	SKr100,000	100	—	100
0.8153%	6-month EURIBOR	4/28/2027	€10,000	(48)	—	(48)
6-month EURIBOR	0.7952%	5/23/2027	12,500	101	—	101
6-month CZK-PRIBOR	1.149%	6/15/2027	CZK120,000	228	—	228
0.7638%	6-month EURIBOR	6/15/2027	€4,500	(56)	—	(56)
6-month HUF-BUBOR	2.46%	7/10/2027	HUF15,000,000	(1,626)	—	(1,626)
6-month HUF-BUBOR	2.51%	7/11/2027	27,000,000	(3,391)	—	(3,391)
3-month SEK-STIBOR	1.222%	8/8/2027	SKr50,000	14	—	14
3-month USD-LIBOR	2.562%	11/4/2045	$20,000	(127)	—	(127)
3-month USD-LIBOR	2.556%	11/27/2045	47,000	(239)	—	(239)
3-month USD-LIBOR	2.116%	4/15/2046	14,000	1,242	—	1,242
3-month USD-LIBOR	1.794%	8/3/2046	50,000	7,932	—	7,932
3-month USD-LIBOR	1.9095%	10/11/2046	30,000	4,033	—	4,033
3-month USD-LIBOR	2.659%	2/8/2047	15,000	(411)	—	(411)
3-month USD-LIBOR	2.696%	3/7/2047	20,000	(712)	—	(712)
6-month EURIBOR	1.4162%	3/8/2047	€9,000	470	—	470
1.4898%	6-month EURIBOR	8/28/2047	4,000	(126)	—	(126)
					$—	$4,713

Capital World Bond Fund — Page 26 of 31

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Index-linked bond whose principal amount moves with a government price index.
2	Step bond; coupon rate will increase at a later date.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,280,628,000, which represented 10.44% of the net assets of the fund.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Coupon rate may change periodically.
6	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $19,733,000, which represented .16% of the net assets of the fund.
7	Scheduled interest and/or principal payment was not received.
8	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
9	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $8,261,000, which represented .07% of the net assets of the fund.
10	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
11	Purchased on a TBA basis.
12	A portion of this security was pledged as collateral. The total value of pledged collateral was $65,519,000, which represented .53% of the net assets of the fund.
13	Security did not produce income during the last 12 months.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$11,400	$11,571.09%
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%	3/10/2010-5/2/2013	1,687	571.00
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%	4/3/2013-8/27/2013	729	492.00
CEVA Group PLC	3/10/2010-5/2/2013	719	264.00
Total private placement securities		$ 14,535	$ 12,898	0.09%

Capital World Bond Fund — Page 27 of 31

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $376,430,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $3,066,821,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $2,417,385,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;

Capital World Bond Fund — Page 28 of 31

unaudited

contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2017 (dollars in thousands):

Capital World Bond Fund — Page 29 of 31

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,589,422	$—	$1,589,422
Japanese yen	—	1,109,803	—	1,109,803
Polish zloty	—	408,448	—	408,448
Mexican pesos	—	368,209	—	368,209
Indian rupees	—	282,638	—	282,638
British pounds	—	264,374	—	264,374
Malaysian ringgits	—	238,033	—	238,033
Brazilian reais	—	233,677	—	233,677
Norwegian kroner	—	216,706	—	216,706
Australian dollars	—	210,468	—	210,468
Danish kroner	—	113,756	—	113,756
Chilean pesos	—	95,817	—	95,817
Canadian dollars	—	86,174	—	86,174
Turkish lira	—	77,741	—	77,741
Thai baht	—	74,949	—	74,949
Israeli shekels	—	65,077	—	65,077
South African rand	—	58,695	—	58,695
Colombian pesos	—	38,736	—	38,736
Uruguayan pesos	—	33,682	—	33,682
Argentine pesos	—	22,914	—	22,914
Peruvian nuevos soles	—	18,431	—	18,431
Hungarian forints	—	14,115	—	14,115
New Zealand dollars	—	9,725	—	9,725
Zambian kwacha	—	5,443	—	5,443
Ghana cedi	—	5,375	—	5,375
Russian rubles	—	4,889	—	4,889
Indonesian rupiah	—	3,577	—	3,577
Nigerian naira	—	2,974	—	2,974
Sri Lankan rupees	—	345	—	345
U.S. dollars	—	5,476,082	568	5,476,650
Convertible stocks	—	1,063	3,045	4,108
Common stocks	170	1,986	1,599	3,755
Short-term securities	—	1,073,147	—	1,073,147
Total	$170	$12,206,471	$5,212	$12,211,853

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$456	$—	$—	$456
Unrealized appreciation on open forward currency contracts	—	19,004	—	19,004
Unrealized appreciation on interest rate swaps	—	18,643	—	18,643
Liabilities:
Unrealized depreciation on futures contracts	(7,842)	—	—	(7,842)
Unrealized depreciation on open forward currency contracts	—	(30,995)	—	(30,995)
Unrealized depreciation on interest rate swaps	—	(13,930)	—	(13,930)
Total	$(7,386)	$(7,278)	$—	$(14,664)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital World Bond Fund — Page 30 of 31

unaudited

Key to abbreviations and symbols
ARS = Argentine pesos	GBP/£ = British pounds	PEN = Peruvian nuevos soles
AUD/A$ = Australian dollars	GHS = Ghanaian cedi	PHP = Philippine pesos
BRL = Brazilian reais	HUF = Hungarian forints	PLN = Polish zloty
CAD/C$ = Canadian dollars	IDR = Indonesian rupiah	RUB = Russian rubles
CHF = Swiss francs	ILS = Israeli shekels	SEK/SKr = Swedish kronor
CLP = Chilean pesos	INR = Indian rupees	STIBOR = Stockholm Interbank Offered Rate
CNH = Chinese yuan renminbi	JPY/¥ = Japanese yen	TBA = To-be-announced
COP = Colombian pesos	LIBOR = London Interbank Offered Rate	THB = Thai baht
CZK = Czech korunas	LKR = Sri Lankan rupees	TIIE = Equilibrium Interbank Interest Rate
DKr = Danish kroner	MXN = Mexican pesos	TRY = Turkish lira
EGP = Egytian pounds	MYR = Malaysian ringgits	USD/$ = U.S. dollars
EUR/€ = Euros	NGN = Nigerian naira	UYU = Uruguayan pesos
EURIBOR = Euro Interbank Offered Rate	NOK/NKr = Norwegian kroner	ZAR = South African rand
G.O. = General Obligation	NZD/NZ$ = New Zealand dollars	ZMW = Zambian kwacha

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-031-1117O-S60719	Capital World Bond Fund — Page 31 of 31

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: November 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2017